OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS
Other receivables from third parties		¥ 69,857	¥ 1,253
Advances to employees		10,207	9,286
Deposits		11,914	5,722
Interest receivable		1,830	1,919
Prepaid tax and deductible value-added tax-in		8,929	9,912
Rental prepayment		20,108	6,199
Prepayment for suppliers		36,351	4,598
Others		17,954	13,568
Total	$ 24,761	177,150	¥ 52,457
Deposit paid for acquisition of equity interest included in other receivables from third parties	$ 8,711	¥ 62,321